Contract liabilities	12 Months Ended
Dec. 31, 2022
Contract liabilities
Contract liabilities

26          Contract liabilities

	2021	2022
	RMB’000	RMB’000
Advance receipt for treatment packages	236,476	169,725

As at end of 31 December 2022, the contract liabilities are aged within one year from the date when the sales contracts in respect of treatment packages were entered into.